Property and Equipment (Details) - Schedule of Property and Equipment - Property, Plant and Equipment [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Cost
Cost Balance at Beginning	$ 773,453	$ 995,921	$ 930,592
Cost, Additions			65,329
Cost, Disposals	(247)	(222,468)
Cost Balance at Ending	773,206	773,453	995,921
Accumulated amortization
Accumulated amortization, Balance at Beginning	771,518	901,948	636,658
Amortization for the period	892	23,754	265,290
Accumulated amortization, Disposals	(82)	(154,184)
Accumulated amortization, Balance at Ending	772,328	771,518	901,948
Carrying amounts
Carrying amounts, Balance at Beginning	1,935	93,973	293,934
Carrying amounts, Balance at Ending	878	1,935	93,973
Computers [Member]
Cost
Cost Balance at Beginning	24,251	246,719	181,390
Cost, Additions			65,329
Cost, Disposals	(247)	(222,468)
Cost Balance at Ending	24,004	24,251	246,719
Accumulated amortization
Accumulated amortization, Balance at Beginning	22,316	152,746	113,079
Amortization for the period	892	23,754	39,667
Accumulated amortization, Disposals	(82)	(154,184)
Accumulated amortization, Balance at Ending	23,126	22,316	152,746
Carrying amounts
Carrying amounts, Balance at Beginning	1,935	93,973	68,311
Carrying amounts, Balance at Ending	878	1,935	93,973
Right of Use Asset [Member]
Cost
Cost Balance at Beginning	749,202	749,202	749,202
Cost, Additions
Cost, Disposals
Cost Balance at Ending	749,202	749,202	749,202
Accumulated amortization
Accumulated amortization, Balance at Beginning	749,202	749,202	523,579
Amortization for the period			225,623
Accumulated amortization, Disposals
Accumulated amortization, Balance at Ending	749,902	749,202	749,202
Carrying amounts
Carrying amounts, Balance at Beginning			225,623
Carrying amounts, Balance at Ending